Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2018
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	As at June 30, 2018	As at December 31, 2017
Cash on hand	29,952	16,413
Bank deposits	24,093,158	26,034,043
	24,123,110	26,050,456

	As at June 30, 2018	As at December 31, 2017
Renminbi	24,113,273	26,040,572
Hong Kong Dollars	8,871	8,914
United States Dollars	966	970
	24,123,110	26,050,456